Subsequent Events (Details Narrative) - $ / shares	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share based compensation options, granted		560,400	253,846		560,400	263,846
Share based compensation options, term				6 years 11 months 23 days	6 years 11 months 15 days	3 years 4 months 17 days
Subsequent Event [Member]
Share based compensation options, granted	505,000
Share based compensation options, exercise price per shares	$ 0.41
Share based compensation options, term	10 years
Subsequent Event [Member] | Minimum [Member]
Share based compensation options, vesting period	1 year
Subsequent Event [Member] | Maximum [Member]
Share based compensation options, vesting period	5 years